STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE
NEW YORK, NEW YORK  10038

November 25, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Premier Investment Funds, Inc.
(Registration Nos: 33-44254 and 811-6490)

Ladies and Gentlemen:

On behalf of Dreyfus Premier Investment Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 82 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 81 ("Amendment No. 81") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on September 12, 2014 for the purpose of adding a new series to the Company, Dreyfus Global Infrastructure Fund (the "fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 81 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on October 27, 2014 and to make certain other revisions.  The prospectus for the fund and the statement of additional information ("SAI") included in the Amendment are marked to indicate changes from those versions filed as part of Amendment No. 81.

Our responses to the Staff's comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

Prospectus

Fund Summary—Fees and Expenses

1.
Staff Comment:  Please clarify whether the contract with The Dreyfus Corporation ("Dreyfus") regarding the waiver of fees and/or the assumption of fund expenses referenced in the third footnote to the fee table (the "Expense Limitation Agreement") will remain in effect for no less than one year after the effective date of the Registration Statement.

Response:  It is noted in the third footnote to the fee table that the Expense Limitation Agreement will remain in effect until December 31, 2015.

2.
Staff Comment:  Please confirm whether the board of directors may terminate the Expense Limitation Agreement before the termination date noted.  If the board may terminate the Expense Limitation Agreement prior to such date, please so disclose.  Please also disclose if Dreyfus may recoup any fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement, along with the terms of such recoupment.

Response:  The Expense Limitation Agreement may only be terminated prior to the termination date noted upon termination of the Management Agreement between the Company, on behalf of the fund, and Dreyfus.  Amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are not subject to recoupment by Dreyfus.

Fund Summary—Principal Investment Strategy

3.	Staff Comment: Please include in the prospectus a definitive list of the industries that comprise the infrastructure sector in which the fund concentrates its investments as a fundamental policy.

Response: The fourth paragraph has been revised as follows:

The fund concentrates its investments in the infrastructure industry.  The fund considers the infrastructure industry to consist of companies engaged or involved in infrastructure businesses through the management, ownership, operation, construction, development, renovation or financing of infrastructure assets in the following areas:  energy (electricity, oil and gas) generation, transmission, distribution, storage and/or transportation; utilities; transportation services, including roads, airports, railroads, marine ports, bridges, tunnels and mass transit systems; communications services, including towers, datacenters, satellite and microwave; water and environmental services, including water purification, storage and distribution, wastewater, solid waste, flood control and coastal management; and other similar public sectors and projects that support or facilitate the development or improvement of economic, health, cultural and social standards.

Fund Summary—Principal Risks

4.
Staff Comment:  The third paragraph of Fund Summary—Principal Investment Strategy states that the fund focuses on companies "which CenterSquare believes are undervalued."  Please consider adding disclosure to Fund Summary—Principal Risks relating to the risks of value investing.

Response:  The following sentence has been added to the end of the referenced paragraph: "The fund may hold growth or value stocks or a blend of both."  Accordingly, the following risk factor related to growth and value investing has been added to Fund Summary—Principal Risks and to Fund Details—Investment Risks:

Growth and value stock risk.  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

Fund Details—Goal and Approach

5.
Staff Comment:  Please confirm, for purposes of compliance with its policy relating to the investment of 80% of its net assets (the "80% Policy") and the industry concentration policy, that the fund will value derivatives at market (and not notional) value.

Response:  The fund will value any derivatives at market value for purposes of compliance with the 80% Policy and the industry concentration policy.

SAI

Investment Restrictions—Fundamental Policies

6.
Staff Comment:  Please include in the last paragraph of Investment Restrictions—Fundamental Policies the definitive list of the industries that comprise the infrastructure sector in which the fund concentrates its investments as a fundamental policy.

Response:  The referenced paragraph has been deleted, as we believe that the changes to the related language in the prospectus are sufficient.

7.	Staff Comment: Please include a fundamental policy for the fund relating to senior securities.

Response:  Please note that the second paragraph under the "Borrowing" heading reads as follows:  "Dreyfus Global Infrastructure Fund.  [The fund will not] Borrow money or issue any senior security, except to the extent permitted under the 1940 Act."

Investment Restrictions—Nonfundamental Policies

8.	Staff Comment: Under the "Pledging Assets" heading, please change "Dreyfus Global Infrastructure Securities Fund" to "Dreyfus Global Infrastructure Fund."

Response:  The requested change has been made.

*    *    *    *    *

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes

November 25, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Premier Investment Funds, Inc.

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS PREMIER INVESTMENT FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President